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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: _____
   This Amendment (Check only one): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S.A.C. Global Investors LLP
Address: St. Martins Court, 4th Floor
         10 Paternoster Row
         London, EC4M 7HP
         United Kingdom

Form 13F File Number: 28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum
Title: Authorized Person
Phone: 203-890-2094

Signature, Place, and Date of Signing:


 /s/ Peter Nussbaum                      Stamford, Connecticut      May 17, 2010
-----------------------------------   ---------------------------   ------------
            [Signature]                      [City, State]             [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           30*
Form 13F Information Table Value Total:     $184,784
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   -----------------------------
 1    28-13297               S.A.C. Capital Advisors, L.P.

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

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
           COLUMN 1          COLUMN 2  COLUMN 3 COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7     COLUMN 8
---------------------------- -------- --------- -------- ------------------ -------------- -------- -----------------
                                                            SH                                       VOTING AUTHORITY
          NAME OF            TITLE OF             VALUE   OR PRN SH / PUT /   INVESTMENT     OTHER  -----------------
           ISSUER              CLASS    CUSIP   (X$1000)  AMOUNT  PRN CALL    DISCRETION   MANAGERS SOLE  SHARED NONE
---------------------------- -------- --------- -------- ------- ---- ----- -------------- -------- ---- ------- ----
AIRGAS INC                   Common   009363102    2,990  47,000 SH         Shared-Defined        1       47,000
AK STL HLDG CORP             Option   001547908   11,430 500,000      Call  Shared-Defined        1      500,000
AMERICA MOVIL SAB DE CV      Common   02364W105    4,832  95,992 SH         Shared-Defined        1       95,992
ARCELORMITTAL SA LUXEMBOURG  Common   03938L104    1,194  27,200 SH         Shared-Defined        1       27,200
ASSURED GUARANTY LTD         Common   G0585R106    2,197 100,000 SH         Shared-Defined        1      100,000
BHP BILLITON LTD             Common   088606108    4,578  57,000 SH         Shared-Defined        1       57,000
CARNIVAL CORP                Common   143658300    1,575  40,500 SH         Shared-Defined        1       40,500
COMMERCIAL METALS CO         Common   201723103    7,481 496,753 SH         Shared-Defined        1      496,753
COMPANHIA SIDERURGICA NACION Common   20440W105   16,114 403,551 SH         Shared-Defined        1      403,551
COOPER TIRE & RUBR CO        Common   216831107       13     700 SH         Shared-Defined        1          700
FOMENTO ECONOMICO MEXICANO S Common   344419106    7,771 163,500 SH         Shared-Defined        1      163,500
FREEPORT-MCMORAN COPPER & GO Common   35671D857   20,211 241,937 SH         Shared-Defined        1      241,937
ISHARES INC                  Common   464286400    5,458  74,100 SH         Shared-Defined        1       74,100
IVANHOE MINES LTD            Common   46579N103    2,916 167,500 SH         Shared-Defined        1      167,500
MANPOWER INC                 Common   56418H100    1,799  31,500 SH         Shared-Defined        1       31,500
MECHEL OAO                   Common   583840103    2,473  87,000 SH         Shared-Defined        1       87,000
MILLIPORE CORP               Common   601073109   23,074 218,500 SH         Shared-Defined        1      218,500
MITSUBISHI UFJ FINL GROUP IN Common   606822104    1,046 200,000 SH         Shared-Defined        1      200,000
NOVELL INC                   Common   670006105    3,212 536,250 SH         Shared-Defined        1      536,250
OPEN JT STK CO-VIMPEL COMMUN Common   68370R109   11,893 646,000 SH         Shared-Defined        1      646,000
PETROLEO BRASILEIRO SA PETRO Common   71654V408    1,023  23,000 SH         Shared-Defined        1       23,000
POTASH CORP SASK INC         Common   73755L107    3,050  25,558 SH         Shared-Defined        1       25,558
RIO TINTO PLC                Common   767204100   12,072  50,993 SH         Shared-Defined        1       50,993
SCHLUMBERGER LTD             Common   806857108    3,015  47,515 SH         Shared-Defined        1       47,515
SEABRIDGE GOLD INC           Common   811916105    1,855  76,167 SH         Shared-Defined        1       76,167
STEEL DYNAMICS INC           Common   858119100    9,416 538,975 SH         Shared-Defined        1      538,975
THOMPSON CREEK METALS CO INC Common   884768102    3,031 224,044 SH         Shared-Defined        1      224,044
TRANSATLANTIC HLDGS INC      Common   893521104      236   4,475 SH         Shared-Defined        1        4,475
UNITED STATES STL CORP NEW   Common   912909108   14,000 220,400 SH         Shared-Defined        1      220,400
VALE S A                     Option   91912E905    4,829 150,000      Call  Shared-Defined        1      150,000
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